Impairment of non-current assets - Key assumptions used in impairment test (Details) - $ / T	Sep. 30, 2019	Sep. 30, 2018
Key assumptions
Long term zinc (USD/t)	2,571	2,517
Minimum
Key assumptions
Brownfield projects - LOM	8 years	9 years
Greenfield projects - LOM	12 years	12 years
Maximum
Key assumptions
Brownfield projects - LOM	13 years	21 years
Greenfield projects - LOM	24 years	24 years
Brazil
Key assumptions
Discount rate	7.10%	7.13%
Peru
Key assumptions
Discount rate	6.38%	6.30%